Schedule of Investments
September 30, 2020 (unaudited)

Spectrum Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long - 77.6%

Communication Services - 6.5%
Activision Blizzard Inc	5,924	479,548
Alphabet Inc. - Class A (2)(5)	144	211,046
Alphabet Inc. - Class C (2)	2,266	3,330,114
Amc Entertainment Holdings Inc (3)	548	2,581
Amc Networks Inc (2)	656	16,210
Cable One Inc	215	405,367
Cinemark Holdings Inc	719	7,190
Comcast Corp New - Class A	21,270	983,950
Cumulus Media Inc. (2)	3,754	20,159
Dhi Group Inc (2)	1,720	3,887
Dish Network Corporation	1,751	50,832
E W Scripps Company/The	42	480
Electronic Arts Inc (2)	1,934	252,213
Entravision Communictns Corp	7,106	10,801
Facebook Inc (2)(5)	11,613	3,041,445
Fluent Inc (2)	2,081	5,161
Glu Mobile Inc (2)	1,347	10,338
Gogo Inc. (2)	146	1,349
Gray Television Inc (2)	1,023	14,087
Liberty Tripadvisor Holdings Inc. (2)	272	471
Lions Gate Entertainment Corp. - Class A (2)	566	5,366
Lumen Technologies Inc	10,285	103,776
Marcus Corp	35	271
Mdc Partners Inc (2)	2,241	3,608
Msg Networks Inc (2)	454	4,345
Netflix Inc (2)	1,534	767,046
New York Times Co	1,949	83,398
Nexstar Media Group, Inc.	27	2,428
Pinterest Inc (2)	1,402	58,197
Roku Inc. (2)	588	111,014
Spotify Technology S A (2)	860	208,610
Take Two Interactive Software (2)	318	52,540
Techtarget Inc (2)	41	1,802
Tegna Inc	500	5,875
Tribune Publishing Company	1,171	13,654
Twitter Inc (2)	1,824	81,168
Verizon Communications Inc (5)	20,424	1,215,024
Wideopenwest Inc (2)	501	2,600
Zillow Group Inc - Class C (2)	331	33,626

		11,601,577

Consumer Discretionary - 10.8%
Amazon.Com Inc (2)(5)	1,864	5,869,233
American Eagle Outfitters New	1	15
Aramark	1,159	30,656
At Home Group Inc (2)	649	9,644
Autonation Inc (2)	282	14,926
Barnes & Noble Education Inc (2)	1,061	2,737
Best Buy Co Inc	6,414	713,814
Big Lots Inc Ohio	248	11,061
Borg Warner Inc	2,396	92,821
Boyd Gaming Inc	580	17,800
Brinker Intl Inc	411	17,558
Caleres Inc	602	5,755
Camping World Holdings Inc	2,926	87,049
Capri Holdings Limited (2)	1,087	19,566
Carparts.Com, Inc (2)	3,354	36,257
Carvana Co (2)	158	35,243
Chipotle Mexican Grill Inc (2)	497	618,124
Core Mark Holdings Co Inc	77	2,228
Cracker Barrel Old Cnt Store	773	88,632
Crocs Incorporated (2)	971	41,491
Dana Incorporated	1,227	15,117
Dave & Buster'S Entertainment, Inc	273	4,139
Deckers Outdoor Corp (2)	880	193,609
Del Taco Restaurants, Inc (2)	2,271	18,622
Designer Brands Inc	138	749
Dollar Tree Inc (2)	884	80,745
Domino'S Pizza Inc	331	140,768
Dr Horton Inc	7,968	602,620

Ebay Inc	1,402	73,044
El Pollo Loco Holdings Inc (2)	3	49
Everi Holdings Inc (2)	178	1,469
Extended Stay America Inc	6,187	73,935
Fiesta Restaurant Group (2)	335	3,139
Fossilgroup Inc (2)	274	1,573
Fox Factory Holding Corp (2)	197	14,643
Franchise Group, Inc.	45	1,141
Garmin Limited	1,029	97,611
General Motors Company	10,986	325,076
Green Brick Partners Inc (2)	871	14,023
Group 1 Automotive Inc	50	4,420
Guess Inc	102	1,185
Hamilton Beach Brands Holding Co - Class A	25	486
Hanesbrands Inc	2,119	33,374
Hibbett Sports Inc (2)	1,345	52,751
Home Depot Inc (5)	5,270	1,463,532
Houghton Mifflin Harcourt Company (2)	485	839
Installed Building Products Inc (2)	42	4,274
Intl Game Technology Plc	2,531	28,170
K12 Inc (2)	1,906	50,204
Kohls Corp	392	7,264
L Brands Inc	456	14,505
Lakeland Inds Inc (2)	533	10,553
Lands End Inc (2)	184	2,398
Las Vegas Sands Corp	2,008	93,693
Lear Corporation	290	31,625
Lennar Corp	836	68,284
Lithia Motors Inc	924	210,617
Lovesac Company (2)	37	1,025
Lowes Companies Inc	11,521	1,910,873
Lululemon Athletica Inc (2)	564	185,765
Lumber Liquidators Holdings Inc (2)	569	12,546
Malibu Boats, Inc. - Class A (2)	1,306	64,725
Marinemax Inc (2)	3,371	86,534
Marriott International Inc	186	17,220
Meritage Homes Corporation (2)	377	41,617
Michaels Companies Inc (2)	1,290	12,455
Murphy Usa Inc (2)	20	2,565
Nathan'S Famous Inc	42	2,153
Nautilus Inc (2)	186	3,192
Nike Inc - Class B	5,590	701,769
Odp Corporation	431	8,383
Ollie'S Bargain Outlet Holdings Inc (2)	73	6,377
Onewater Marine Inc. (2)	865	17,724
Overstock.Com	222	16,128
Papa John'S Intl Inc	196	16,127
Penn National Gaming (2)	783	56,924
Polaris Inc	308	29,057
Pool Corporation	28	9,367
Pultegroup Inc	10,864	502,895
Purple Innovation Inc (2)	5,385	133,871
Qurate Retail Inc	5,475	39,311
Rci Hospitality Holdings, Inc	160	3,264
Red Robin Gourmet Burgers (2)	181	2,382
Red Rock Resorts Inc.	702	12,004
Rent A-Center Inc	4,373	130,709
Sally Beauty Holdings Inc (2)	54	469
Scientific Games Corp (2)	416	14,523
Select Interior Concepts Inc (2)	248	1,711
Shoe Carnival Inc	7	235
Smith & Wesson Brands, Inc.	53	823
Sportsman'S Warehouse Holdings, Inc (2)	1,035	14,811
Stamps.Com Inc (2)	21	5,060
Starbucks Corp	368	31,619
Sturm Ruger & Co Inc	118	7,217
Target Corporation	2,995	471,473
Tesla Inc (2)	5,009	2,148,911
Texas Roadhouse Inc	428	26,018
The Container Store Group Inc (2)	375	2,329
Thor Industries Inc	1,741	165,848
Topbuild Corp (2)	176	30,041
Tractor Supply Co	196	28,095
Tupperware Brands Corp (2)	263	5,302
Urban Outfitters Inc (2)	202	4,204
Vista Outdoor Inc (2)	29	585
Waitr Holdings Inc (2)	262	844
Wayfair Inc - Class A (2)	133	38,704
Wendy'S Company	2,093	46,663
Williams Sonoma Inc	401	36,266
Wingstop Inc.	1,150	157,148
Winnebago Inds Inc	3,347	172,939

Yum Brands Inc	2	183
Yum China Holdings Inc	5,531	292,866
Zumiez Inc (2)	387	10,766

		19,197,471

Consumer Staples - 2.1%
Altria Group Inc	93	3,594
Andersons Inc	647	12,403
Central Garden & Pet Company (2)	1,401	50,632
Coca Cola Co	8,088	399,305
Conagra Brands Inc	2,042	72,920
Flowers Foods Inc New	5,883	143,133
General Mills Inc	22,576	1,392,488
Ingredion Inc	1,127	85,291
Kimberly Clark Corp	1,295	191,220
Kroger Co	8,432	285,929
Molson Coors Beverage Company - Class B	5,852	196,393
Natural Grocers By Vitamin Cottage Inc	20	197
Nature'S Sunshine Products (2)	247	2,858
Nu Skin Enterprises Inc	307	15,378
Performance Food Group Co (2)	37	1,281
Rite Aid Corp (2)	371	3,521
Spartan Nash Company	153	2,502
The Kraft Heinz Company	800	23,960
Tyson Foods Inc	118	7,019
United Natural Foods Inc (2)	282	4,193
Walgreen Boots Alliance Inc	282	10,129
Walmart Inc	5,716	799,726

		3,704,072

Energy - 0.7%
Antero Resources Corp (2)	2,755	7,576
Apache Corp	413	3,911
Archrock Inc	1,205	6,483
Ardmore Shipping Corp	2,318	8,252
Aspen Aerogels Incorporated (2)	802	8,782
Bonanza Creek Energy Inc (2)	584	10,979
Cabot Oil & Gas Corp	1,772	30,762
Cactus Inc	1,330	25,523
California Resources Corp (2)	3,505	303
Centennial Resource Dev Inc (2)	466	281
Chaparral Energy Inc (2)	614	19
Chesapeake Energy Corp (2)	261	1,062
Chevron Corp	2,291	164,952
Cimarex Energy Co	2,739	66,640
Clean Energy Fuels Corp (2)	53	131
Cnx Resources Corporation (2)	1,325	12,508
Concho Resources Inc	734	32,384
Conocophillips	8,141	267,350
Consol Energy Inc (2)	247	1,094
Contango Oil & Gas Company (2)	1,528	2,048
Continental Resources Inc (2)	874	10,733
Delek Us Holdings Inc New	628	6,990
Dht Holdings Inc	584	3,013
Dmc Global Inc.	166	5,468
Eog Resources Inc	3,499	125,754
Eqt Corporation	1,898	24,541
Exterran Corp (2)	762	3,170
Extraction Oil & Gas, Inc (2)	1,049	61
Franks International N V (2)	678	1,044
Golar Lng Ltd (2)	489	2,961
Hess Corporation	929	38,024
Hollyfrontier Corp	498	9,816
International Seaways Inc	423	6,180
Ion Geophysical Corp (2)	2,321	3,482
Laredo Petroleum Inc (2)	568	5,566
Liberty Oilfield Services Inc	2,531	20,223
Marathon Oil Corp	11,214	45,865
Matador Resources Co (2)	100	826
Montage Resources Corporation (2)	1,101	4,833
Nabors Industries Limited New	145	3,544
National Oilwell Varco Inc	2,246	20,349
Nextdecade Corp (2)	569	1,696
Nextier Oilfield Solutions Inc (2)	4,037	7,468
Nine Energy Service Inc (2)	925	1,045
Nordic American Tankers Ltd	1,435	5,008
Oasis Petroleum Inc New (2)	1,404	393
Oceaneering Intl Inc (2)	1,210	4,259
Overseas Shipholding Group Inc - Class A (2)	1,952	4,177
Patterson-Uti Energy Inc	315	898

Pdc Energy Inc (2)	821	10,176
Peabody Energy Corp	2,321	5,338
Pioneer Natural Resources	1,464	125,889
Propetro Holding Corp (2)	1,900	7,714
Range Resources Corp	1,707	11,300
Renewable Energy Group Inc (2)	546	29,167
Schlumberger Ltd	282	4,388
Scorpio Tankers Inc	298	3,299
Silverbow Resources Inc (2)	448	1,761
Southwestern Energy Co (2)	4,318	10,147
Talos Energy Inc (2)	515	3,322
Teekay Corporation (2)	1,555	3,468
W&T Offshore Inc (2)	1,144	2,059
Whiting Petroleum Corporation	53	916
Whiting Petroleum Corporation A Warrants (2)(3)	47	115
Whiting Petroleum Corporation B Warrants (2)(3)	23	54
World Fuel Services Corp	1,221	25,873
Wpx Energy Inc (2)	1,462	7,164

		1,270,577

Financials - 6.1%
Acnb Corp	95	1,976
Agnc Investment Corp.	8,919	124,063
Allstate Corporation	78	7,343
Ally Financial Inc	5,563	139,464
American Eq Invt Life Hldg Co	315	6,927
American Express Co	4,463	447,416
Ameriprise Financial, Inc	581	89,538
Artisan Partners Asset Mgmt Inc - Class A	2,120	82,659
Associated Banc Corp	6,299	79,493
Auburn Natl Bancorp	51	1,849
Bancorpsouth Bank	776	15,039
Bank Of America Corp New (5)	54,688	1,317,434
Bank Of Commerce Hldgs	1,918	13,368
Bank Ozk	1,407	29,997
Bankunited Inc	1,891	41,432
Bar Harbor Bankshares	191	3,925
Berkshire Hathaway, Inc. Class B (2)(5)	12,315	2,622,356
C&F Financial Corp	483	14,345
Cannae Holdings Inc (2)	83	3,093
Capital Bancorp, Inc (2)	1,243	11,759
Central Valley Community Bancp	143	1,766
Citigroup Inc	6,969	300,434
Citizens Financial Group Inc	1,977	49,979
Civista Bancshares, Inc	2,290	28,671
Cno Financial Group Inc	2,945	47,238
Coastal Financial Corporation (2)	143	1,752
Community Trust Bancorp Inc	517	14,610
Crawford & Co. Class B (2)	890	5,732
Curo Group Holdings Corp	3,891	27,432
Eagle Bancorp Inc	1,143	30,621
East West Bancorp Inc	2,661	87,121
Ellington Residential Mortgage Reit	935	10,379
Encore Capital Group Inc (2)	1,399	53,987
Enova International Inc (2)	1,489	24,405
Enterprise Bancorp Inc	441	9,270
Esquire Financial Holdings, Inc. (2)	283	4,245
Farmers National Banc Corp	259	2,828
Fifth Third Bancorp	1,885	40,188
First Business Financial Svc	1,514	21,635
First Citizens Bancshrs Inc	160	51,005
First Financial Cp	3,913	122,868
First Horizon Natl Corp	695	6,554
First Republic Bank San Francisco Ca New	1,576	171,879
Fncb Bancorp Inc	221	1,176
Focus Financial Partners Inc. (2)	604	19,805
Franklin Finl Svcs Corp	95	2,031
Fs Bancorp, Inc	81	3,321
Goosehead Insurance Inc.	372	32,211
Great Ajax Corp	1,384	11,473
Green Dot Corp (2)	2,734	138,368
Gwg Holdings Inc (2)	1,060	9,116
Hartford Finl Svcs Grp Inc	1,350	49,761
Hbt Financial, Inc.	3,805	42,692
Hilltop Hldgs Inc	2,684	55,237
Houlihan Lokey Inc	1,846	109,006
Huntington Bancshares Inc	1,502	13,773
Independent Bk Corp	364	19,066
Invesco Ltd	1,117	12,745
Investors Title Co	43	5,593
James River Group Holdings, Ltd	712	31,705

Jpmorgan Chase & Co	7,630	734,540
Keycorp	2,158	25,745
Kinsale Capital Group, Inc	529	100,605
Kkr Real Estate Finance Trust Inc	1,921	31,754
M & T Bank Corp	288	26,522
Mackinac Financial Corp	1,005	9,698
Metrocity Bankshares Inc	391	5,149
Mid Penn Bancorp Inc	74	1,281
Mma Capital Holdings Inc (2)	697	15,689
Morgan Stanley	242	11,701
Mr Cooper Group Inc (2)	1,593	35,556
Msci Inc	10	3,568
Mvb Financial Corporation	1,668	26,638
National Bank Holdings Corporation	164	4,305
Navient Corporation	1,265	10,689
NewStar Financial Contingent Value Rights (2)(8)	95	0
Northrim Bancorp Inc	1,376	35,074
Onemain Holdings Inc	458	14,313
Op Bancorp	662	3,787
Oppenheimer Holdings Inc	1,854	41,381
Palomar Holdings, Inc. (2)	101	10,528
Pennymac Financial Services Inc	1,580	91,830
Pennymac Mortgage Investment Trust	1,546	24,844
People'S United Finl Inc	19	196
Pjt Partners Inc	1,297	78,611
Pnc Financial Svcs Group Inc	1,574	172,998
Popular Inc	3,499	126,909
Pra Group Inc (2)	776	31,001
Premier Financial Bncorp	677	7,312
Progressive Corp Oh	7,914	749,218
Prosight Global Inc (2)	8	91
Prudential Financial Inc	3,007	191,005
Pzena Investment Management	3,069	16,450
Qcr Holdings Inc	1,316	36,072
Rbb Bancorp	4,073	46,188
Regions Financial Corp New	13,872	159,944
Republic Bancorp Inc	165	4,646
Servisfirst Bancshares, Inc	146	4,968
Shore Bancshares Inc	1,719	18,875
Siebert Financial Corp (2)	214	691
Signature Bank	131	10,872
Silvercrest Asset Management Group Inc	233	2,437
Simmons First Natl Corp	3,502	55,524
State Street Corp	3,547	210,444
Stewart Information Svcs Crp	2,427	106,133
Stonex Group Inc. (2)	279	14,274
Summit Financial Grp Inc	428	6,339
Svb Financial Group (2)	468	112,610
T Rowe Price Group Inc	527	67,572
Tcf Financial Corporation New	321	7,499
Truist Financial Corp	6,863	261,137
Trupanion Inc (2)	239	18,857
Umb Financial Corp	345	16,908
United Community Banks Inc	980	16,591
Us Bancorp New	2,365	84,785
Valley Natl Bancorp	131	897
Virtu Financial Inc.	2,134	49,103
Virtus Investment Prtnrs Inc	173	23,986
Walker & Dunlop Inc	930	49,290
Wesbanco Inc	191	4,080
Western Alliance Bancorp	887	28,047

		10,782,911

Healthcare - 16.0%
89Bio, Inc (2)	37	949
Abbott Labs	4,724	514,113
Abbvie Inc (5)	11,794	1,033,036
Acceleron Pharma Inc (2)	211	23,744
Accuray Inc (2)	2,091	5,018
Adverum Biotechnologies, Inc. (2)	227	2,338
Affimed N.V. (2)	3,405	11,543
Agilent Technologies Inc	2,410	243,265
Akero Therapeutics, Inc. (2)	188	5,789
Albireo Pharma Inc (2)	354	11,813
Alexion Pharmaceuticals (2)	2,828	323,608
Align Technolgy Inc (2)	76	24,879
Alkermes Plc (2)	882	14,615
Allakos Inc. (2)	101	8,226
Allscripts Hlth Sol Inc (2)	1,614	13,138
Alnylam Pharmaceuticals (2)	920	133,952
Amedisys Inc (2)	93	21,988

Amerisourcebergen Corp	1,466	142,085
Amgen Inc (5)	4,833	1,228,355
Amicus Therapeutics, Inc (2)	784	11,070
Amneal Pharmaceuticals Inc (2)	1,046	4,058
Anthem Inc	5,633	1,512,967
Applied Therapeutics, Inc. (2)	43	893
Arcturus Therapeutics Holdings Inc (2)	1,340	57,486
Arcutis Biotherapeutics Inc (2)	71	2,080
Arena Pharmaceuticals Inc (2)	610	45,622
Arrowhead Pharmaceuticals Inc (2)	399	17,181
Atara Biotherapeutics Inc (2)	204	2,644
Athenex, Inc. (2)	250	3,025
Atrion Corporation	3	1,878
Avantor Inc (2)	1,904	42,821
Axsome Therapeutics Inc (2)	178	12,683
Baxter Intl Inc	3,135	252,117
Beam Therapeutics Inc. (2)	237	5,835
Becton Dickinson & Co	1	233
Beyondspring Inc (2)	255	3,394
Bio Rad Laboratories Inc (2)	160	82,474
Biodelivery Sciences Intl (2)	1,345	5,017
Biogen Inc (2)	4,397	1,247,341
Bio-Techne Corp	575	142,445
Bioxcel Therapeutics, Inc. (2)	1,345	58,319
Blueprint Medicines Corporation (2)	190	17,613
Bridgebio Pharma, Inc (2)	317	11,894
Bristol-Myers Squibb Co (5)	16,365	986,646
Cardinal Health Inc	9,562	448,936
Caredx, Inc (2)	591	22,423
Casi Pharmaceuticals Inc. (2)	1,242	1,900
Castle Biosciences, Inc. (2)	3	154
Catalent Inc (2)	2,479	212,351
Catalyst Pharmaceuticas Inc (2)	2,184	6,486
Centene Corporation (2)	3,317	193,481
Centogene N.V. (2)	120	1,135
Cerecor Inc. (2)	1,799	4,093
Cerner Corp	9,319	673,671
Charles River Labs Intl Inc (2)	499	112,999
Checkpoint Therapeutics Inc (2)	915	2,452
Chemed Corporation	285	136,900
Chemocentryx Inc (2)	424	23,235
Co-Diagnostics, Inc (2)	217	2,949
Community Health Sys Inc New (2)	1,333	5,625
Computer Programs & Sys Inc	797	22,005
Corcept Therapeutics Inc (2)	1,039	18,084
Cortexyme, Inc. (2)	2	100
Corvus Pharmaceuticals Inc. (2)	645	2,586
Cvs Health Corp	8,346	487,406
Cymabay Therapeutics Inc (2)	1,636	11,845
Davita Inc (2)	255	21,841
Deciphera Pharmaceuticals Inc. (2)	189	9,696
Denali Therapeutics Inc (2)	335	12,003
Dexcom Inc (2)	19	7,832
Dicerna Pharmaceuticals Inc (2)	953	17,144
Editas Medicine Inc (2)	755	21,185
Edwards Lifesciences Corp (2)	864	68,964
Elanco Animal Health, Inc. Contingent Value Rights (2)(8)	2,012	0
Eli Lilly & Co	6,448	954,433
Emergent Biosolutions Inc (2)	747	77,188
Endo International Plc (2)	3,626	11,966
Ensign Group Inc.	335	19,115
Exact Sciences Corporation (2)	691	70,447
Exelixis Inc (2)	2,638	64,499
Fate Therapeutics Inc (2)	282	11,272
Five Star Senior Living Inc (2)	1,043	5,288
Fulgent Genetics, Inc. (2)	136	5,445
Genmark Diagnostics Inc (2)	334	4,743
Gilead Science Inc (5)	7,987	504,699
Globus Medical Inc (2)	833	41,250
Hca Healthcare Inc	970	120,940
Healthstream Inc (2)	307	6,161
Hill-Rom Holdings Inc	1,919	160,256
Hms Holdings Corp (2)	893	21,387
Horizon Therapeutics Public Ltd Co (2)	5,365	416,753
Humana Inc	1,372	567,857
Idera Pharmaceuticals Inc (2)	4,755	10,176
Idexx Laboratories Corp (2)	163	64,077
Illumina Inc (2)	173	53,471
Immunogen Inc (2)	598	2,153
Infusystems Holdings Inc (2)	1,886	24,179
Inovio Pharmaceuticals Inc (2)	639	7,412
Insmed Inc (2)	435	13,981

Intellia Therapeutics Inc (2)	462	9,185
Intra-Cellular Therapies Inc. (2)	203	5,209
Intuitive Surgical Inc (2)	61	43,282
Invitae Corp (2)	139	6,026
Iovance Biotherapeutics, Inc (2)	852	28,048
Irhythm Technologies, Inc. (2)	121	28,811
Johnson And Johnson (5)	22,348	3,327,170
Jounce Therapeutics Inc. (2)	482	3,933
Kodiak Sciences Inc (2)	18	1,066
Kura Oncology, Inc (2)	698	21,387
Lhc Group (2)	51	10,841
Livongo Health, Inc. (2)	615	86,131
Lumos Pharma, Inc. (2)	119	1,645
Macrogenics Inc (2)	447	11,260
Mallinckrodt Public Limited Co (2)	2,967	2,888
Marinus Pharmaceuticals Inc (2)	321	4,125
Mckesson Corp	1,618	240,969
Medtronic Plc (5)	12,952	1,345,972
Merck & Co Inc (5)	29,145	2,417,578
Meridian Bioscience Inc (2)	416	7,064
Merit Med Sys Inc (2)	233	10,136
Mersana Therapeutics, Inc (2)	2,139	39,828
Mettler Toledo Intl Inc (2)	88	84,986
Mirati Therapeutics Inc (2)	302	50,147
Moderna, Inc. (2)	2,133	150,910
Mylan N.V (2)	3,495	51,831
Myokardia, Inc (2)	240	32,719
Myriad Genetics Inc (2)	443	5,777
Nantkwest Inc (2)	1,103	7,649
Natera, Inc (2)	547	39,515
National Healthcare Cp	119	7,415
Neoleukin Therapeutics, Inc (2)	252	3,024
Neurocrine Biosciences Inc (2)	1,081	103,949
Nextgen Healthcare, Inc. (2)	1,095	13,950
Novavax Inc (2)	277	30,013
Oncocyte Corp (2)	905	1,258
Opko Health Inc (2)	9,031	33,324
Osmotica Pharmaceuticals Plc (2)	1,812	9,803
Otonomy Inc (2)	2,774	11,235
Owens & Minor Inc Hldg Co	920	23,101
Perkinelmer Inc	601	75,432
Perrigo Co	3,660	168,031
Pfizer Inc (5)	32,875	1,206,513
Phibro Animal Health Corporation	710	12,354
Pra Health Sciences Inc (2)	550	55,792
Precigen Inc. (2)(3)	671	2,349
Puma Biotechnology Inc (2)	128	1,292
Quidel Corp (2)	337	73,931
Regeneron Pharmaceuticals Inc (2)	465	260,298
Resmed Inc	746	127,887
Retrophin Inc (2)	48	886
Revance Therapeutics Inc (2)	456	11,464
Revolution Medicines, Inc. (2)	44	1,531
Rhythm Pharmaceuticals Inc (2)	1,276	27,651
Rigel Pharmaceuticals New (2)	6,204	14,890
Seattle Genetics Inc (2)	670	131,112
Seres Therapeutics Inc (2)	345	9,767
Sharps Compliance Corp (2)	1,475	9,248
Sorrento Therapeutics Inc (2)	1,082	12,064
Spectrum Pharmaceuticals Inc (2)	1,247	5,088
Springworks Therapeutics, Inc. (2)	31	1,478
Steris Plc	707	124,566
Strongbridge Biopharma Plc (2)	2,287	4,803
Stryker Corp	2,196	457,581
Supernus Pharmaceuticals, Inc (2)	611	12,733
Sutro Biopharma, Inc. (2)	594	5,970
Syneos Health, Inc. (2)	1,543	82,026
Syros Pharmaceuticals Inc. (2)	1,152	10,184
Teladoc Health Inc (2)	337	73,884
Tenet Healthcare Corp (2)	925	22,672
Tg Therapeutics Inc (2)	704	18,839
Thermo Fisher Scientific Inc	1,496	660,514
Translate Bio Inc (2)	379	5,158
Turning Point Therapeutics, Inc (2)	211	18,433
Twist Bioscience Corporation (2)	104	7,901
Ultragenyx Pharmaceutical Inc (2)	430	35,342
United Therapeutics Corp (2)	917	92,617
Utah Medical Products Inc	16	1,278
Vanda Pharmaceuticals Inc (2)	813	7,854
Vaxrt Inc (2)	490	3,259
Veeva Systems Inc (2)	908	255,321
Veracyte Inc (2)	634	20,599

Verrica Pharmaceuticals Inc. (2)	84	650
Vertex Pharmaceuticals (2)	2,789	758,943
Viela Bio, Inc. (2)	22	618
Viemed Healthcare Inc (2)	190	1,642
Viking Therapeutics, Inc. (2)	1,268	7,380
Vir Biotechnology, Inc. (2)	51	1,751
Wave Life Sciences Ltd. (2)	23	195
West Pharmaceutical Svcs Inc	235	64,602
Xencor Inc (2)	386	14,973
Zimmer Biomet Holdings Inc	1,843	250,906
Zoetis Inc	4,432	732,920

		28,357,151

Industrials - 6.0%
3M Company	3,358	537,884
Acco Brands Corp	2,569	14,900
Aerovironment Inc (2)	484	29,045
Agco Corp	722	53,623
Allegiant Travel Company	632	75,714
Allison Transmission Holdings Inc	1,038	36,475
Alpha Pro Tech Ltd (2)	345	5,099
Altra Industrial Motion Corp	109	4,030
Ameresco Inc (2)	152	5,077
Arcbest Corporation	718	22,301
Arcosa Inc	486	21,428
Asgn Incorporated (2)	5	318
Astec Inds Inc	372	20,181
Atkore International Group Inc (2)	575	13,070
Atlas Air Wrldwide Hldgs New (2)	228	13,885
Avis Budget Group Inc (2)	107	2,816
Axon Enterprise Inc (2)	46	4,172
Azz Inc	576	19,653
Bmc Stock Holdings Inc (2)	1,102	47,199
Brady Corporation	658	26,333
Builders Firstsource Inc (2)	751	24,498
Bwx Technologies Inc	1,768	99,556
Caterpillar Inc	855	127,523
Comfort Systems Usa Inc	1,207	62,173
Commercial Vehicle Grp Inc (2)	1,687	11,016
Compx International Inc - Class A	200	2,990
Copart Inc (2)	364	38,278
Corelogic Inc	351	23,752
Csx Corp	780	60,583
Cummins Inc	8,661	1,828,857
Curtiss Wright Corp	418	38,983
Deere & Co	1,285	284,795
Eaton Corp Plc	8,459	863,072
Emerson Electric Co	5,098	334,276
Enersys	512	34,365
Fastenal Co	3,296	148,617
Federal Signal Corp	307	8,980
Fedex Corp	1,058	266,108
Generac Holdings Inc (2)	678	131,288
Graftech International Ltd	1,609	11,006
Grainger W W Inc	603	215,132
Greenbrier Cos Inc	463	13,612
Hd Supply Holdings Inc (2)	1,308	53,942
Heartland Express Inc	1,287	23,938
Herman Miller Inc	857	25,847
Hertz Global Holdings Inc New (2)	492	546
Hni Corporation	202	6,339
Hub Group Inc (2)	646	32,426
Huntington Ingalls Industries Inc	1,500	211,125
J.B. Hunt Transport Services Inc	495	62,558
Kelly Svc Inc	35	596
Kforce Inc	338	10,873
Kimball International Inc - Class B	2,417	25,475
L. B. Foster Company (2)	291	3,905
Landstar Sys Inc	78	9,788
Lawson Prods Inc (2)	63	2,585
Lincoln Electric Holding Inc	952	87,622
Lockheed Martin Corp	2,477	949,385
Manitowoc Company Inc (2)	345	2,901
Manpowergroup	2,999	219,917
Matson Inc	511	20,486
Maxar Technologies Inc	445	11,098
Mcgrath Rent Corp	129	7,687
Meritor Inc (2)	668	13,988
Miller Industries Inc New	2,261	69,119
Msc Industrial Direct Co Inc	3,932	248,817
Mueller Inds Inc	1,746	47,247

Myr Group, Inc. (2)	138	5,131
Nl Inds Inc	2,276	9,673
Old Dominion Freight Line	663	119,950
Paccar Inc	6,553	558,840
Pae Incorporated (2)	745	6,333
Plug Power Inc (2)	1,551	20,799
Primoris Services Corp	648	11,690
Quanta Services Inc	178	9,409
R.R. Donnelley & Sons Co	3,957	5,777
Regal Beloit Corp	1,428	134,046
Resources Connection Inc	338	3,904
Rexnord Corp New	535	15,964
Ryder Sys Inc	406	17,149
Saia Inc (2)	138	17,407
Schneider National Inc - Class B	2,733	67,587
Skywest Inc	141	4,210
Southwest Airlines Co	23,863	894,863
Steelcase Inc	796	8,048
Systemax Inc	563	13,478
Textainer Group Hldgs Ltd (2)	211	2,988
The Shyft Group, Inc.	706	13,329
Timken Co	2,787	151,111
Triton International Ltd	2,475	100,658
Tutor Perini Corp (2)	314	3,495
Uber Technologies Inc (2)	2,322	84,707
Ufp Industries, Inc.	240	13,562
United Parcel Service Inc - Class B	3,025	504,056
Vectrus Inc (2)	1,322	50,236
Veritiv Corp (2)	149	1,886
Vertiv Holdings Llc (2)	2,552	44,201
Werner Entrps Inc	1,904	79,949
WESCO International, Inc. Series A Variable Preferred (9)	198	5,544
Yrc Worldwide Inc (2)	576	2,258

		10,713,111

Information Technology - 23.9%
Aci Worldwide Inc. (2)	1,041	27,201
Adobe Inc. (2)	2,139	1,049,030
Advanced Micro Devices Inc (2)	4,451	364,937
Alliance Data Sys Corp	311	13,056
American Software Inc	151	2,120
Amkor Technology Inc (2)	3,970	44,464
Ansys Inc (2)	48	15,707
Apple Inc (5)	85,487	9,900,249
Applied Materials Inc	14,437	858,280
Arrow Electronics Inc (2)	2,715	213,562
Astro Nova Inc	530	4,251
Autodesk Inc (2)	916	211,605
Avnet Inc	4,145	107,107
Axcelis Technologies Inc (2)	1,304	28,688
Bill.Com Holdings Inc (2)	99	9,931
Box Inc (2)	211	3,663
Broadcom Inc	1,945	708,602
Cadence Designs Sys (2)	12,024	1,282,119
Calix Inc (2)	4,472	79,512
Cambium Networks Corporation (2)	180	3,037
Channeladvisor Corp (2)	2,489	36,016
Ciena Corporation (2)	952	37,785
Cisco Systems Inc	16,186	637,567
Citrix Systems Inc	3,798	523,023
Cloudera Inc (2)	671	7,307
Cognex Corp	799	52,015
Conduent Inc (2)	3,442	10,946
Corning Inc	4,876	158,031
Coupa Software Incorporated (2)	139	38,119
Crowdstrike Holdings, Inc. (2)	630	86,512
Diebold Nixdorf Inc (2)	340	2,598
Digital Turbine Inc (2)	1,500	49,110
Docusign Inc (2)	1,171	252,046
Dropbox Inc (2)	1,711	32,954
Dxc Technology Company	2,126	37,949
Eastman Kodak Company New (2)	275	2,426
Ebix Inc	380	7,828
Egain Corporation (2)	1,296	18,364
Elastic N.V. (2)	223	24,059
Fabrinet (2)	1,103	69,522
Fastly Inc (2)	341	31,945
Formfactor Inc (2)	2,693	67,136
Fortinet Inc (2)	665	78,344
Hewlett Packard Enterprise Co	4,115	38,558
Hp Inc	34,058	646,761

Hubspot Inc (2)	77	22,502
Information Services Group (2)	3,086	6,511
Insight Enterprises Inc (2)	1,000	56,580
Intel Corp (5)	23,006	1,191,251
Intevac Inc (2)	316	1,741
Intuit Inc (5)	6,089	1,986,293
Jabil Inc	7,902	270,723
Juniper Networks	5,446	117,089
Kbr Inc	426	9,525
Kimball Electronics Inc. (2)	750	8,670
Kla Corporation	1,613	312,503
Lam Research Corp	1,410	467,768
Limelight Networks, Inc. (2)	961	5,535
Manhattan Associates Inc (2)	28	2,674
Mastercard Incorporated	5,495	1,858,244
Maxim Integrated Prods Inc	2,328	157,396
Methode Electronics, Inc.	210	5,985
Micron Tech Inc (2)	1,174	55,131
Microsoft Corp (5)	38,945	8,191,302
Mitek Systems Inc (2)	1,515	19,301
Mks Instruments Inc	358	39,104
Moneygram International Inc (2)	43	121
Monolithic Power Sys Inc	128	35,790
Ncr Corp (2)	658	14,568
Netgear Inc (2)	1,072	33,039
Nic Inc	71	1,399
Nortonlifelock Inc	7,276	151,632
Nvidia Corp	2,697	1,459,670
Okta Inc. (2)	213	45,550
Onespan Inc (2)	9	189
Oracle Corporation (5)	17,518	1,045,825
Pagerduty Inc (2)	253	6,859
Paypal Holdings Inc (2)	800	157,624
Photronics Inc (2)	6,430	64,043
Plantronics Inc	373	4,416
Priority Technology Hldgs Inc. (2)	739	2,332
Progress Software Corp	3,445	126,363
Qad Inc. - Class A	47	1,983
Qorvo Inc (2)	874	112,755
Qualcomm Inc	7,051	829,762
Rimini Street Corp (2)	790	2,544
Ringcentral Inc (2)	162	44,487
Salesforce.Com Inc (2)	3,661	920,083
Sanmina Corporation (2)	706	19,097
Scansource Inc (2)	377	7,476
Skyworks Solutions Inc	967	140,699
Solaredge Technologies, Inc (2)	697	166,130
Splunk Inc (2)	299	56,251
Sps Commerce Inc (2)	950	73,977
Square Inc (2)	1,066	173,278
Ss & C Technologies Hldgs Inc	13,107	793,236
Startek Inc (2)	410	2,153
Stoneco Ltd. (2)	791	41,836
Sykes Enterprises Inc (2)	1,455	49,776
Synnex Corp	967	135,438
Synopsys Inc (2)	810	173,324
Telenav Inc (2)	1,226	4,414
Tenable Holdings, Inc (2)	1,549	58,475
Teradyne Inc	2,808	223,124
Texas Instruments Inc	3,786	540,603
Trade Desk, Inc./The (2)	27	14,007
Trimble Inc. (2)	1,869	91,020
Ttec Holdings Inc	698	38,076
Ttm Technologies Inc (2)	323	3,685
Twilio Inc - Class A (2)	531	131,205
Ultra Clean Holdings, Inc. (2)	322	6,910
Verint Systems Inc (2)	1,018	49,047
Virnetx Holding Corp	2,266	11,942
Visa Inc.	4,602	920,262
Vishay Intertechnology Inc	4,195	65,316
Xerox Holdings Corporation	5,936	111,419
Xperi Holding Corporation	2,874	33,022
Zebra Tech Corp - Class A (2)	434	109,568
Zoom Video Communications, Inc. (2)	758	356,343
Zscaler, Inc. (2)	299	42,066

		42,364,079

Materials - 1.8%
Air Products & Chemicals Inc	942	280,584
Avient Corporation	247	6,536
Berry Global Group Inc (2)	1,605	77,554

Boise Cascade Company	1,389	55,449
Caledonia Mining Corporation Plc	834	14,170
Chemours Company	1,249	26,117
Clearwater Paper Corp (2)	93	3,528
Coeur Mining Inc (2)	213	1,572
Commercial Metals Co	132	2,637
Corteva Inc	1,443	41,573
Dow Inc	2,629	123,694
Eastman Chemical Company	2,880	224,986
Ferroglobe PLC Contingent Value Rights (2)(8)(10)	(2,326)	0
Freeport-Mcmoran Inc - Class B	1,827	28,574
Futurefuel Corp	1,446	16,441
Hawkins Incorporated	116	5,348
Huntsman Corp	3,779	83,932
Koppers Holdings Inc (2)	167	3,492
Lyondellbasell Industries Nv	1,577	111,163
Mineral Tech Inc	73	3,730
Mosaic Company New	423	7,728
Newmont Corporation	8,193	519,846
Nucor Corp	1,190	53,383
O-I Glass Inc	188	1,991
Olympic Steel Inc	279	3,169
Ppg Inds Inc	1,491	182,021
Ramaco Resources Inc. (2)	2,179	7,627
Reliance Stl & Aluminum Co	2,401	244,998
Royal Gold Inc	89	10,695
Ryerson Holding Corp (2)	49	281
Scotts Miracle-Gro Company	2,369	362,244
Sherwin Williams Co	680	473,783
Steel Dynamics Inc	1,490	42,659
Stepan Co	876	95,484
Suncoke Energy Inc	1,740	5,951
Tredegar Corp	1,681	24,996
Tronox Holdings Plc	696	5,478
Us Lime & Minerals	243	21,894
Westrock Company	1,638	56,904

		3,232,212

Real Estate Investment Trust - 2.5%
Altisource Ptf Solu Sa (2)	1,254	15,888
American Homes 4 Rent	1,954	55,650
American Tower Reit	3,841	928,485
Avalonbay Communities Inc	110	16,427
Care Trust Reit Inc.	680	12,101
Catchmark Timber Trust Inc	5,866	52,383
Clipper Realty Inc	2,259	13,667
Corecivic Inc	933	7,464
Corenergy Infrastructure Trust Inc Reit	356	2,079
Corepoint Lodging Inc	283	1,542
Coresite Realty Corp	172	20,447
Corporate Office Ppts Tr	2,587	61,364
Cyrusone Inc	1,798	125,914
Diversified Healthcare Trust	2,608	9,180
Equinix Inc	732	556,415
Essex Ppty Trust Inc	1,430	287,130
Extra Space Storage Inc	926	99,073
Forestar Group Inc (2)	591	10,461
Gaming And Leisure Properties Inc	2,985	110,236
Geo Group Inc	1,082	12,270
Highwoods Properties Inc	3,367	113,030
Host Hotel & Resorts Inc.	1,584	17,091
Iron Mountain Inc	42	1,125
Lamar Advertising Company	3,905	258,394
Ltc Properties Inc	1,573	54,835
Maui Land & Pineapple Inc (2)	559	6,048
National Health Invts	1,489	89,742
National Storage Affiliates Trust	52	1,701
New Senior Investment Group Inc	1,051	4,204
Newmark Group Inc.	594	2,566
Omega Healthcare Invs Inc	396	11,856
Paramount Group Inc	2,648	18,748
Piedmont Office Realty Tr Inc	7,550	102,454
Ps Business Parks Inc	1,163	142,340
Public Storage	848	188,867
Qts Realty Trust Inc	99	6,239
Rafael Holdings Inc - Class B (2)	1,213	18,802
Realogy Holdings Corp	1,412	13,329
Retail Properties Of America Inc	1,969	11,440
Sba Communications Corp	1,533	488,230
Service Properties Trust	4,231	33,636
Simon Property Group Inc New	7,021	454,118

Tanger Factory Outlet Center (3)	1,502	9,057
Trinity Place Holdings Inc (2)	3,358	4,735
Uniti Group Inc	2,627	27,675
Urstadt Biddle Pptys Inc	103	948
Welltower Inc	527	29,032

		4,508,418
Utilities - 1.2%
Alliant Energy Corp	2,224	114,870
American Water Works Co	2,285	331,051
Atlantic Power Corp (2)	8,848	17,342
Dominion Energy Inc	57	4,499
Mdu Resources Group Inc	4,942	111,195
Nextera Energy Inc	2,887	801,316
Northwestern Corporation	2,585	125,734
Ppl Corporation	881	23,972
Public Svc Entrps Group Inc	753	41,347
Vistra Corp	4,696	88,567
Wec Energy Group Inc	1,762	170,738
Xcel Energy Incorporated	3,714	256,285

		2,086,916

Total Common Stocks - Long	(Cost	$105,542,104)	137,818,495

Money Market Registered Investment Companies - 19.6%

Meeder Institutional Prime Money Market Fund, 0.10% (6)		34,778,201	34,792,112
Morgan Stanley Government Institutional Fund, 0.02% (4)		12,350	12,350

Total Money Market Registered Investment Companies	(Cost	$34,793,037)	34,804,462

Total Investments - Long - 97.2%	(Cost	$140,335,141)	172,622,957

Other Assets less Liabilities - 2.8%			4,882,880

Total Net Assets - 100.0%			177,505,837

Trustee Deferred Compensation (7)

Meeder Balanced Fund - Retail Class		497	5,870
Meeder Dynamic Allocation Fund - Retail Class		1,156	14,080
Meeder Muirfield Fund - Retail Class		1,368	10,110
Meeder Conservative Allocation Fund - Retail Class		154	3,519

Total Trustee Deferred Compensation	(Cost	$32,036)	33,579

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	114	12/18/2020	10,563,240	(328,744)
Mini MSCI Emerging Markets Index Futures	57	12/18/2020	3,102,225	(68,975)
Standard & Poors 500 Mini Futures	5	12/18/2020	838,000	3,535
E-mini Standard & Poors MidCap 400 Futures	1	12/18/2020	185,590	809

Total Futures Contracts	177		14,689,055	(393,375)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (11)
Level 1 - Quoted Prices	$172,622,957	$(393,375)
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$172,622,957	$(393,375)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of the security is on loan.

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2020.

(5)	All or a portion of the security is held as collateral for securities sold short. The total fair value of this collateral on September 30, 2020 was $39,117,764.

(6)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2020.

(7)	Assets of affiliates to the Spectrum Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)	Fair valued security deemed as Level 3 security.

(9)	Preferred stock.

(10)	Short security.

(11)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.